Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Trade and Other Receivables

	2019	2018
	US$M	US$M
Trade receivables	2,403	1,857
Loans to equity accounted investments	33	13
Other receivables	1,339	1,406

Total	3,775	3,276

Comprising:
Current	3,462	3,096
Non-current	313	180